MERCER FUNDS

SUPPLEMENT
TO THE
PROSPECTUS
DATED JULY 31, 2025

Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Short Duration Fixed Income Fund
(each a “Fund” and collectively, the “Funds”)

The date of this Supplement is July 23, 2026.

The following changes are made in the Prospectus of Mercer Funds (the “Prospectus”):

The Board of Trustees of Mercer Funds has approved, and the shareholders of each Fund have subsequently approved, an amended Investment Management Agreement for each Fund. Effective as of the date of this Supplement, the following changes are made in the Prospectus to reflect such changes to the Investment Management Agreement.

1.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on pages 1 and 2 of the Prospectus for the Mercer US Small/Mid Cap Equity Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.59%	0.59%	0.59%	0.59%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses(2)(4)	1.21%	0.96%	0.86%	0.71%
Less Fee Waivers(1)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Net Annual Fund Operating Expenses(3)	1.00%	0.75%	0.65%	0.50%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.87% to 0.59% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

(4)	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Adviser Class	$102	$363	$645	$1,447
Class I	$77	$285	$510	$1,159
Class Y-2	$66	$253	$456	$1,041
Class Y-3	$51	$206	$374	$863

2.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on page 8 of the Prospectus for the Mercer Non-US Core Equity Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.54%	0.54%	0.54%	0.54%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(2)	1.09%	0.84%	0.74%	0.59%
Less Fee Waivers(1)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Annual Fund Operating Expenses	0.87%	0.62%	0.52%	0.37%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.70% to 0.54% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Adviser Class	$89	$325	$580	$1,309
Class I	$63	$246	$444	$1,017
Class Y-2	$53	$214	$390	$898
Class Y-3	$38	$167	$307	$717

3.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on pages 16 and 17 of the Prospectus for the Mercer Emerging Markets Equity Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.56%	0.56%	0.56%	0.56%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)(4)	1.17%	0.92%	0.82%	0.67%
Less Fee Waivers(1)	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Net Annual Fund Operating Expenses(4)	0.88%	0.63%	0.53%	0.38%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.79% to 0.56% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

(4)	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Adviser Class	$90	$343	$616	$1,395
Class I	$64	$264	$481	$1.105
Class Y-2	$54	$233	$427	$987
Class Y-3	$39	$185	$344	$807

4.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on page 25 of the Prospectus for the Mercer Core Fixed Income Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.27%	0.27%	0.27%	0.27%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	0.83%	0.58%	0.48%	0.33%
Less Fee Waivers(1)	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Annual Fund Operating Expenses	0.64%	0.39%	0.29%	0.14%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.32% to 0.27% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$65	$246	$442	$1,008
Class I	$40	$167	$305	$708
Class Y-2	$30	$135	$250	$585
Class Y-3	$14	$87	$166	$400

5.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on pages 32 and 33 of the Prospectus for the Mercer Opportunistic Fixed Income Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.53%	0.53%	0.53%	0.53%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses(4)	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses(2)(5)	1.19%	0.94%	0.84%	0.69%
Less Fee Waivers(1)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Annual Fund Operating Expenses(5)	1.01%	0.76%	0.66%	0.51%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.76% to 0.53% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

(4)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.

(5)	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$103	$360	$637	$1,427
Class I	$78	$282	$503	$1,138
Class Y-2	$67	$250	$448	$1,020
Class Y-3	$52	$203	$366	$842

6.	The Annual Fund Operating Expenses table and Expense Example table in the “Fees and Expenses” section on pages 40 and 41 of the Prospectus for the Mercer Short Duration Fixed Income Fund are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)(2)	0.29%	0.29%	0.29%	0.29%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(3)	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses(2)	1.37%	1.12%	1.02%	0.87%
Less Fee Waivers(1)(4)	(0.67%)	(0.67%)	(0.67%)	(0.67%)
Net Annual Fund Operating Expenses	0.70%	0.45%	0.35%	0.20%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.29% effective as of July 1, 2026.

(3)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

(4)	The Adviser has also contractually agreed, until at least July 31, 2026, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in footnote (1) above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2026 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$72	$368	$686	$1,588
Class I	$46	$289	$552	$1,303
Class Y-2	$36	$258	$498	$1,187
Class Y-3	$20	$210	$416	$1,011

7.	The seventh paragraph of the “Who Manages the Funds – Investment Adviser and the Subadvisers – Mercer Investments LLC” section on page 86 of the Prospectus is deleted in its entirety and replaced as follows:

The Funds pay the Adviser fees for managing the Funds’ investments that are calculated as a percentage of the Funds’ assets under management. For its investment services, the Adviser receives the annual investment management fees, set forth below as a percentage of the relevant Fund’s average daily net assets:

	Adviser Investment Management Fee* On Net Assets
Funds	Assets up to $750 million	Assets in excess of $750 million up to $1 billion	Assets in excess of $1 billion
Mercer US Small/Mid Cap Equity Fund	0.62%	0.60%	0.55%
Mercer Non-US Core Equity Fund	0.59%	0.57%	0.52%
Mercer Emerging Markets Equity Fund	0.57%	0.55%	0.50%
Mercer Core Fixed Income Fund	0.30%	0.28%	0.23%
Mercer Opportunistic Fixed Income Fund	0.57%	0.55%	0.50%
Mercer Short Duration Fixed Income Fund	0.29%	0.27%	0.22%

*	Consists of the total investment management fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.

8.	The following paragraph is added to the “Who Manages the Funds – Administrative and Transfer Agency Services” section on page 87 of the Prospectus:

The Adviser provides certain non-advisory services to the Funds under a Legal and Treasury Administrative Services Agreement (the “Administrative Services Agreement”). In consideration of the services to be rendered by the Adviser pursuant to the Administrative Services Agreement, the Fund will pay the Adviser an amount equal to the Adviser’s reasonable costs and expenses incurred in providing such services, but in no case will such compensation exceed the annual rate of 0.01% (one basis point) of the average daily net assets of the Fund.